Property and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3. Property and Equipment

Property and equipment consists of the following:

	March 31,
	2014	2013
Office Equipment	$4,000	$4,000
Less: accumulated depreciation and amortization	(2,000)	—
Total	$2,000	$4,000
Depreciation expense amounted to $2,000 and $0 for the years ended March 31, 2014 and 2013, respectively. Depreciation expense is reflected in selling, general and administrative expenses in the statements of operations.